Consolidated Statements Of Changes In Equity (USD $) In Thousands	Common Shares $1 Par Value [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Subtotal [Member]	Noncontrolling Interest [Member]	Total
Balance, at Dec. 31, 2008	$ 238,499	$ 1,413,595	$ (29,280)	$ 1,053,983	$ 2,676,797	$ 18,594	$ 2,695,391
Net income				550,280	550,280	(1,685)	548,595
Other comprehensive income (loss), net of taxes			1,014,312		1,014,312		1,014,312
Contributions from noncontrolling interests						899	899
Distributions to noncontrolling interests						(4,986)	(4,986)
Change in interest in consolidated subsidiary		(28)			(28)	28
Share-based compensation expense		11,106			11,106		11,106
Issuance of common shares for debt conversion	5,378	118,151			123,529		123,529
Common shares received from lawsuit resolution	(636)	(14,686)			(15,322)		(15,322)
Exercise of options to purchase common shares, including excess tax benefit	47	926			973		973
Balance, at Dec. 31, 2009	243,288	1,529,064	985,032	1,604,263	4,361,647	12,850	4,374,497
Net income				1,939,312	1,939,312	924	1,940,236
Other comprehensive income (loss), net of taxes			702,331		702,331		702,331
Contributions from noncontrolling interests						1,424	1,424
Distributions to noncontrolling interests						(14,757)	(14,757)
Change in interest in consolidated subsidiary		(1,306)			(1,306)	6,182	4,876
Share-based compensation expense		4,260			4,260		4,260
Exercise of options to purchase common shares, including excess tax benefit	521	10,963			11,484		11,484
Purchase of common shares for treasury	(1)	(17)			(18)		(18)
Dividends ($.25 per common share)				(60,952)	(60,952)		(60,952)
Balance, at Dec. 31, 2010	243,808	1,542,964	1,687,363	3,482,623	6,956,758	6,623	6,963,381
Net income				25,231	25,231	(275)	24,956
Other comprehensive income (loss), net of taxes			(774,942)		(774,942)		(774,942)
Contributions from noncontrolling interests						660	660
Distributions to noncontrolling interests						(5,843)	(5,843)
Change in interest in consolidated subsidiary		(1,982)			(1,982)	2,700	718
Share-based compensation expense		23,264			23,264		23,264
Exercise of warrants to purchase common shares	523	(523)
Exercise of options to purchase common shares, including excess tax benefit	256	7,112			7,368		7,368
Purchase of common shares for treasury	(4)	(151)			(155)		(155)
Dividends ($.25 per common share)				(61,146)	(61,146)		(61,146)
Balance, at Dec. 31, 2011	$ 244,583	$ 1,570,684	$ 912,421	$ 3,446,708	$ 6,174,396	$ 3,865	$ 6,178,261